Basis of Presentation	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Basis of Presentation
2.	BASIS OF PRESENTATION
Statement of compliance
These consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements have been approved by the Board of Directors, and authorized for issuance on March 12, 2025.
Functional and presentation currency
The Company and its subsidiaries’ functional currency is the United States dollar (“US dollar”). The US dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate.
For reporting purposes, the consolidated financial statements are presented in millions of Canadian dollars (“$C”). The assets and liabilities are translated into the reporting currency using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at average exchange rates for the reporting period. Exchange differences arising are recognized in other comprehensive income and accumulated in equity under the heading ‘Foreign exchange on translation to presentation currency’.
Equity transactions, as disclosed in Note 28, are translated at the historical exchange rates. The resulting net translation adjustment has been recorded in other comprehensive income (loss) for the year.